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                                RULE 24F-2 NOTICE
                                       FOR
                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I

               FILE NOS. 33-16708, 33-39171, 33-58504, 333-93709,
                       333-31972, 333-36260 AND 333-49128
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
Fiscal period for which notice is filed                                                                 12/31/02

Securities registered and unsold at the beginning of the fiscal year                                           0

Securities registered during this year other than pursuant to Rule 24f-2                                       0

Sale price of accumulation units sold during fiscal year ending December 31,
2002                                                                                               $ 285,017,785

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 2002                                                                                  $ 285,017,785

Redemption price of accumulation units redeemed during the fiscal year ending
December 31, 2002                                                                                  $ 321,823,947

Total amount upon which fee calculation is based                                                   $           0

Fee submitted (.0000809)                                                                           $           0
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                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                            BY ROBERT F. HERBERT, JR.



                             ROBERT F. HERBERT, JR.
                  SENIOR VICE PRESIDENT/ TREASURER & CONTROLLER